Sector Regulation and Electricity System Operations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) kW kilovolts kV	Aug. 02, 2022 USD ($)
Sector Regulations And Electricity System Operations [Line Items]
Minimum voltage of lines and substations | kV	23
Maximum amount of account receivable generated | $	$ 1,350
Stabilized Price to Regulated Customers [Member]
Sector Regulations And Electricity System Operations [Line Items]
Temporary fund for customer protection mechanism | $		$ 1,800
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for unregulated customers	5,000
Connected capacity for free customers	300
Term of free customers	4 years
Annual margin range	6.00%
After-tax rate of return	(3.00%)
Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers	5,000
Connected capacity for free customers	5,000
Electricity supplied to end customers, voltage | kilovolts	23
Annual margin range	8.00%
After-tax rate of return	2.00%